SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS (the “Funds”)

            Effective immediately, the following table is added to the section entitled “Management - Beneficial Equity Ownership Information” in the Funds’ SAI:

Independent Trustees

Calendar Year Ended December 31, 2012

Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Equity Securities of Fund Complex[1]
Peter G. Gordon	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
Isaiah Harris, Jr.	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
Judith M. Johnson	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$1-$10,000
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
Leroy Keith, Jr.	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$1-$10,000
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
David F. Larcker	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
Olivia S. Mitchell	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
Timothy J. Penny	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
Michael S. Scofield	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0
Donald C. Willeke	C&B Mid Cap Value Fund	$0	Over $100,000
	Common Stock Fund	$0
	Discovery Fund	$0
	Enterprise Fund	$0
	Opportunity Fund	$0
	Special Mid Cap Value Fund	$0

1 Includes Trustee ownership in shares of funds within the entire Wells Fargo Advantage Fund Complex (consisting of 139 funds) as of December 31, 2013.

April 12, 2013